Land Use Rights, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Land Use Rights, Net (Details) [Line Items]
Amortization of Rate Deferral	¥ 28	$ 4	¥ 28	¥ 28
2023 [Member]
Land Use Rights, Net (Details) [Line Items]
Expected amortization expense	28
2024 [Member]
Land Use Rights, Net (Details) [Line Items]
Expected amortization expense	28
2025 [Member]
Land Use Rights, Net (Details) [Line Items]
Expected amortization expense	28
2026 [Member]
Land Use Rights, Net (Details) [Line Items]
Expected amortization expense	28
2027 [Member]
Land Use Rights, Net (Details) [Line Items]
Expected amortization expense	28
2028 [Member]
Land Use Rights, Net (Details) [Line Items]
Expected amortization expense	¥ 971